CONSOLIDATED STATEMENTS OF OTHER COMPREHENSIVE INCOME (LOSS) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended		112 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Net income (loss)	$ 122,899	$ (959,188)	$ (408,974)	$ (1,915,024)	$ (3,098,596)	$ (4,401,469)	$ (32,692,207)
Net loss					(3,098,596)	(4,419,122)	(34,325,327)
Other comprehensive income, net of tax
Unrealized gain (loss) on foreign currency translation	7,103	2,092	(24,386)	(7,542)	91,700	461,073	999,456
Comprehensive loss					(3,006,896)	(3,958,049)	(33,325,871)
Less: Comprehensive (loss) attributable to noncontrolling interest					0	122,083	(1,407,165)
Comprehensive income (loss) net of tax	$ 130,002	$ (957,096)	$ (433,360)	$ (1,922,566)	$ (3,006,896)	$ (4,080,132)	$ (31,918,706)